Summary of Significant Principal Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Accounting [Text Block]

(a) Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission, regarding interim financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these financial statements should be read in conjunction with the Group’s annual consolidated financial statements and notes thereto, included in the Company’s 2015 Annual Report on Form 20-F filed with the SEC on April 8, 2016, referred to as the Company’s 2015 Annual Report. The results of operations for the nine months ended September 30, 2015 and 2016 are not necessarily indicative of the results to be expected for future quarters or the full year.
For a complete summary of the Company’s significant accounting policies, please refer to Note 2, “Significant Accounting Policies” to consolidated financial statements in the Company’s 2015 Annual Report. There have been no material changes to the Company’s significant accounting policies during the nine months ended September 30, 2016.

Consolidation, Policy [Policy Text Block]

(b) Basis of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All transactions and balances among the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Convenience Translation [Policy Text Block]

(c) Convenience translation

Translations of balances in the unaudited condensed consolidated balance sheet, unaudited condensed consolidated statement of operations and unaudited condensed consolidated statement of comprehensive loss and unaudited condensed consolidated statement of cash flows as of and for the nine months ended September 30, 2016 from RMB into US$ are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.6685, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2016. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on September 30, 2016, or at any other rate.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

(d) Restricted cash

As of December 31, 2015 and September 30, 2016, the Group’s restricted cash represents RMB26,100 and RMB7,200 of bank deposits held as guarantee payment against letters of guarantee and RMB22,044 and RMB19,872 of bank deposits held as guarantee payment against the notes payable issued by banks to the Group’s suppliers.

Revenue Recognition, Policy [Policy Text Block]

(e) Revenue

The Group provides an integrated suite of e-commerce services to its brand partners through two types of revenue models: direct product sales model and service fees model. Consistent with the criteria of ASC 605, Revenue Recognition, the Group recognizes revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.
The Group generates revenues from selling branded products directly to customers under either the distribution model or as an agent.
The Group evaluate whether it is appropriate to record proceeds from product sales as revenues at the gross amount or the net amount as commission fees earned in accordance with ASC 605-45-45.

Product Sales

Under the distribution model, the Group selects and purchases goods from its brand partners and/or their authorized distributors and sell goods directly to customers through online stores it operates or on its Maikefeng platform. Revenue under the distribution model is recognized on a gross basis and presented as product sales on the consolidated statements of operations, because: (i) the Group, rather than the brand partner, is the primary obligor and is responsible to the customers for the key aspects of the fulfillment of the transaction including presales and after-sales services; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouse; (iii) the Group has discretion in establishing price; and (iv) the Group has credit risk.
Product sales, net of return allowances, value added tax and related surcharges, are recognized when customers accept the products upon delivery. The Group offers online customers an unconditional right of return for a period of seven days upon receipt of products. Return allowances, which reduce revenue, are estimated based on historical data the Group has maintained and its analysis of returns by categories of products, and subject to adjustments to the extent that actual returns differ or expected to differ.
A majority of the Group’s customers make online payments through third-party payment platforms when they place orders on websites of the Group’s online stores. The funds will not be released to the Group by these third-party payment platforms until the customers accept the delivery of the products at which point the Group recognizes sales of products.
A portion of the Group’s customers pay upon the receipt of products. The Group’s delivery service providers collect the payments from its customers for the Group. The Group records a receivable on the balance sheet with respect to cash held by third-party couriers.
Shipping and handling charges are included in net revenues. The Group typically does not charge a shipping fee with order exceeding a certain sale amount. Shipping revenue has not been material for the periods presented. The Group’s shipping costs are presented as part of its operating expenses.

Services

In some instances, the Group acts as an agent to facilitate the brand partners’ online sales of their branded products. The Group does not take title to the products; it does not have any latitude in establishing prices and selecting merchandise; it has no discretion in selecting suppliers; and it is not involved in determining product specifications and cannot change the product. Based on these indicators, the Group has determined that revenue from its sales of products under these arrangements are service fees in nature. The Group records commission fees from its brand partners based on a pre-determined formula as service revenue in its consolidated statements of operations.
The Group also provides IT, online store operations, marketing and promotion, customer service, warehousing and fulfillment, and other services to its brand partners. Brand partners may elect to use the Group’s comprehensive end-to-end e-commerce solutions or select specific elements of its e-commerce supporting infrastructure and service that best fit their needs. The Group charges its brand partners a combination of fix fees and/or variable fees based on the value of merchandise sold or other variable factors such as number of orders fulfilled. Revenue generated from these service arrangements is recognized on a gross basis and presented as services revenue on the consolidated statements of operations. All the costs that the Group incurs in the provision of the above services are classified as operating expenses on the consolidated statements of operations.
Revenue generated from services relating to IT service, and marketing and promotion services for brand partners are recognized when the services are rendered. Revenue generated from services relating to online store operations, customer services, and warehouse and fulfillment consisted of both fixed fees and variable fees based on the value of merchandise sold or other variable factors such as number of orders fulfilled. The fixed fee is recognized as revenue ratably over the service period. Variable fees are recognized as revenue when they become determinable based on the value of merchandise sold or other variable factors such as number of orders fulfilled and confirmed by the brand partners.
Some of the Group’s service contracts are considered multiple element arrangements as they include provision of a combination of various services based on the brand partner’s requirements. These contracts may include one-time online store design and setup services, marketing and promotion services during certain holidays, and continuous online store operation services, warehouse and fulfillment services over a period of time to the same brand partner.
The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all service revenues based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

Sales And Marketing [Policy Text Block]

(f) Sales and marketing

Sales and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials. Advertising costs are expensed as incurred.
Advertising and promotion costs in connection with the provision of marketing and promotion services to brand clients consisted of fees the Group paid to third party venders for advertising and promotion on various online and offline channels. Such costs were included as sales and marketing in the unaudited condensed consolidated statements of operations and totaled RMB99,310 and RMB128,252 for the nine months ended September 30, 2015 and 2016, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

(g) Share-based compensation

The company grants share options to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718, Compensation-Stock Compensation.
Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.
All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.
Prior to the initial public offering of the Company, the fair value of the share options were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of these awards was determined with the assistance from an independent valuation firm using management’s estimates and assumption. After the initial public offering, a discount for lack of marketability was not applicable in determining the fair value of the share options. In determining the fair value of the share options, the closing market price of the underlying shares on the grant dates is applied.
The assumption used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.
In determining the fair value of the restricted share units granted, the closing market price of the underlying shares on the grant date is applied.
Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Segment Reporting, Policy [Policy Text Block]

(h) Segment reporting

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decision about allocating resources and assessing performance of the group prior to the third quarter of 2015. Following the further expansion of the retail online platform business, the Group operated and reviewed its performance in two segments: (i) the brand e-commerce segment, which provides ecommerce solutions to brand partners, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. Therefore, the segment information has been restated for all periods presented to reflect the new segment reporting.

New Accounting Pronouncements, Policy [Policy Text Block]

(i) Recent accounting pronouncements

In May 2016, FASB issued Accounting Standards Update (“ASU”) 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in this update do not change the core principle of the guidance in Topic 606. Rather, the amendments in this update affect only the narrow aspects of Topic 606. The areas improved include: (1) Assessing the Collectability Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1; (2) Presentation of Sales Taxes and Other Similar Taxes Collected from Customers; (3) Noncash Consideration; (4) Contract Modifications at Transition; (5) Completed Contracts at Transition; and (6) Technical Correction. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). The Group is in the process of assessing the impact of this ASU on its consolidated financial statements.
In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments. This amendment provides guidance on eight targeted areas and how they are presented and classified in the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017, and will require adoption on a retrospective basis. The Group is in the process of assessing the impact of this ASU on its consolidated financial statements